Balance Sheet Components	12 Months Ended
Dec. 31, 2021
Balance Sheet Related Disclosures [Abstract]
Balance Sheet Components
Note 5. Balance Sheet Components
Property and Equipment, Net
Property and equipment, net, consists of the following (in thousands):

	December 31,
	2021	2020
Leasehold improvements	$7,052	$7,052
Lab equipment	6,881	6,084
Furniture and office equipment	309	310
Computer equipment	93	137

Total property and equipment	14,335	13,583
Less accumulated depreciation and amortization	(9,541)	(7,747)

Property and equipment, net	$4,794	$5,836

Depreciation expense for the years ended December 31, 2021 and 2020 was $2.1 million and $1.9 million, respectively. During the year ended December 31, 2021, the Company disposed fully depreciated equipment with the aggregate original costs of $0.3 million.
Accrued and Other Liabilities
Accrued and other liabilities consist of the following (in thousands):

	December 31,
	2021	2020
Accrued payroll and related expenses	$2,887	$1,673
Accrued research and development expenses	3,666	1,305
Accrued professional service fees	1,520	—
Liability for early exercised stock options	205	188
Other	384	228

Accrued and other liabilities	$8,662	$3,394